Offerings - Offering: 1	Aug. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	420,640
Proposed Maximum Offering Price per Unit	6.27
Maximum Aggregate Offering Price	$ 2,637,412.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 364.23
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also registers an indeterminate number of shares of common stock, $0.0001 par value per share (the “Common Stock”), of Adaptin Bio, Inc. (the “Registrant”) that may become issuable by reason of any stock split, stock dividend or similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of the Common Stock.

The shares of Common Stock will be offered for resale by the selling stockholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. The registration statement registers the resale of an aggregate of 420,640 shares of the Registrant’s Common Stock, which consists of (i) 382,400 shares of Common Stock sold in the Registrant’s Follow-On Offering (as defined in the registration statement) and (ii) 38,240 shares of Common Stock issuable upon the exercise of placement agent warrants issued in connection with the Follow-On Offering.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Registrant’s Common Stock as reported on the OTCQB Venture Market on August 25, 2026 of $6.27 per share.